Revenue	3 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenue

4. Revenue

Testing services revenue

Testing services revenue is generated from the KidneyIntelX platform, which provides analytical services to customers. Each individual test is a performance obligation that is satisfied at a point in time upon completion of the testing process (when results are reported) which is when control passes to the customer and revenue is recognized. During the three months ended September 30, 2022, the Company recognized $1.0 million of testing services revenue. Sales tax and other similar taxes are excluded from revenues. During the three months ended September 30, 2021, the Company recognized $0.4 million of testing services revenue.

Pharmaceutical services revenue

Pharmaceutical services revenue is generated from the provision of analytical services to customers. Contracts with customers generally include an initial upfront payment and additional payments upon achieving performance milestones. The Company uses present right to payment and customer acceptance as indicators to determine the transfer of control to the customer which may occur at a point in time or over time depending on the individual contract terms. Sales tax and other similar taxes are excluded from revenues.

During the three months ended September 30, 2022, the Company recognized $0.01 million of pharmaceutical services revenue where performance obligations are satisfied over time. During the, the three months ended September 30, 2021 Company recognized $0.03 million of pharmaceutical services revenue where performance obligations are satisfied over time.

Professional services revenue

Professional services revenue consists of services related to the creation of a branded care navigation portal/pathway for use with KidneyIntelX. Revenue is recognized when control of the promised services is transferred to customers and the performance obligation is fulfilled in an amount that reflects the consideration that the Company expects to be entitled in exchange for those services.

The company did not recognize any professional services revenue during the three months ended September 30, 2022 or during the three months ended September 30, 2021.

Deferred revenue

Deferred revenue represents the allocated transaction price to the material right which will be recognized as revenue when the renewal options are exercised which is expected to occur over the next few months.

The following table summarizes the changes in deferred revenue:

(in thousands)	September 30, 2022	June 30, 2022
Balance, beginning of period	$46	$122
Deferral of revenue	$—	67
Revenue recognized	(7)	(143)
Balance, end of period	$39	$46